Significant Accounting Policies (Schedule related to property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2020
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Measurement bases, property, plant and equipment	Not depreciated
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	6 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Mineral Properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Measurement bases, property, plant and equipment	Units of production
Depreciation method, property, plant and equipment	Declining balance
Buildings Located At Mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Measurement bases, property, plant and equipment	Units of production
Depreciation method, property, plant and equipment	Declining balance
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Machinery and Equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Machinery and Equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	12 years
Furniture and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Furniture and other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Furniture and other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	12 years
Transport units [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Straight line
Transport units [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Transport units [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Capital Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Measurement bases, property, plant and equipment	Not depreciated